Additional Capital Disclosures - Summary of Capital Structure (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Unamortised debt issuance cost	$ 178	$ 409